Equity Activity (Reclassification and Taxes Related Tables) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments, before tax	$ (1,636)		$ (1,335)		$ (44)
Net changes related to available-for-sale securities, before tax
Unrealized gains/(losses) arising during the period, before tax	(29)		(4)		8
Reclassification of (gains)/losses to other (income) and expense, before tax	5		(8)		(42)
Subsequent changes in previously impaired securities arising during the period, before tax	0		4		20
Total net changes related to available-for-sale securities, before tax	(24)		(8)		(14)
Unrealized gains/(losses) on cash flow hedges, before tax
Unrealized gains/(losses) arising during the period, before tax	958		43		32
Reclassification of (gains)/losses to net income, before tax	(97)		(166)		(253)
Total unrealized gains/(losses) on cash flow hedges, before tax	861		(123)		(220)
Retirement-related benefit plans, before tax
Prior service costs/(credits), before tax	1		16
Net (losses)/gains arising during the period, before tax	(9,799)		5,369		(7,489)
Curtailments and settlements, before tax	24		(3)		(2)
Amortization of prior service (credits)/costs, before tax	(114)		(114)		(148)
Amortization of net (gains)/losses, before tax	2,531		3,499		2,457
Total retirement-related benefit plans, before tax	(7,357)		8,767		(5,182)
Other Comprehensive Income (Loss), before Tax	(8,156)		7,301		(5,460)
Other comprehensive income/(loss), tax
Foreign currency translation adjustments, tax	(438)		(66)		10
Net changes related to available-for-sale securities, tax
Unrealized gains/(losses) arising during the period, tax	11		2		(4)
Subsequent changes in previously impaired securities arising during the period, tax	0		(1)		(8)
Total net changes related to available-for-sale securities, tax	9		3		5
Unrealized gains/(losses) on cash flow hedges, tax
Unrealized gains/(losses) arising during the period, tax	(341)		(15)		(27)
Total unrealized gains/(losses) on cash flow hedges, tax	(304)		47		59
Retirement-related benefit plans, tax
Prior service costs/(credits), tax	0	[1]	0	[1]
Net (losses)/gains arising during the period, tax	3,433	[1]	(1,974)	[1]	2,327	[1]
Curtailments and settlements, tax	(7)	[1]	1	[1]	0	[1]
Amortization of prior service (credits)/costs, tax	41	[1]	40	[1]	59	[1]
Amortization of net (gains)/losses, tax	(852)	[1]	(1,195)	[1]	(874)	[1]
Total retirement-related benefit plans, tax	2,615	[1]	(3,128)	[1]	1,513	[1]
Other comprehensive income/(loss), tax	1,883		(3,144)		1,587
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments, net of tax	(2,074)		(1,401)		(34)
Net changes related to available-for-sale securities, net of tax
Unrealized gains/(losses) arising during the period, net of tax	(18)		(3)		4
Reclassification of (gains)/losses to other (income) and expense, net of tax	3		(5)		(25)
Subsequent changes in previously impaired securities arising during the period, net of tax	0		3		12
Total net changes related to available-for-sale securities, net of tax	(15)		(5)		(9)
Unrealized gains/(losses) on cash flow hedges, net of tax
Unrealized gains/(losses) arising during the period, net of tax	618		28		5
Total unrealized gains/(losses) on cash flow hedges, net of tax	557		(76)		(161)
Retirement-related benefit plans, net of tax
Prior service costs/(credits), net of tax	1	[1]	16	[1]
Net (losses)/gains arising during the period, net of tax	(6,366)	[1]	3,395	[1]	(5,162)	[1]
Curtailments and settlements, net of tax	17	[1]	(2)	[1]	(2)	[1]
Amortization of prior service (credits)/costs, net of tax	(73)	[1]	(75)	[1]	(89)	[1]
Amortization of net (gains)/losses, net of tax	1,678	[1]	2,304	[1]	1,583	[1]
Total retirement-related benefit plans, net of tax	(4,742)	[1]	5,639	[1]	(3,669)	[1]
Other comprehensive income/(loss) (Note L)	(6,274)		4,157		(3,874)
Cost of sales
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	15		34		(7)
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	(7)		(14)		(6)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	9		21		(13)
SG&A expense
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	(15)		(39)		(16)
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	6		14		4
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	(9)		(25)		(12)
Other (income) and expense
Net changes related to available-for-sale securities, before tax
Reclassification of (gains)/losses to other (income) and expense, before tax	5		(8)		(42)
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	(98)		(162)		(237)
Net changes related to available-for-sale securities, tax
Reclassification of (gains)/losses to other (income) and expense, tax	(2)		2		17
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	38		62		91
Net changes related to available-for-sale securities, net of tax
Reclassification of (gains)/losses to other (income) and expense, net of tax	3		(5)		(25)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	(60)		(99)		(146)
Interest expense
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	1		0		6
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	0		0		(3)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	$ 0		$ 0		$ 3

[1]	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," on pages 131 to 145 for additional information.)